The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments — March 31, 2020 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 60.1%
	Aerospace — 2.8%
$ 1,000,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23	$1,653,842
1,713,000	Kaman Corp., 3.250%, 05/01/24	1,676,272

		3,330,114

	Broadcasting — 0.5%
588,000	Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/23	556,363

	Business Services — 1.7%
1,350,000	Perficient Inc., 2.375%, 09/15/23	1,293,094
1,056,000	Team Inc., 5.000%, 08/01/23	805,200

		2,098,294

	Cable and Satellite — 1.4%
2,000,000	DISH Network Corp., 3.375%, 08/15/26	1,628,703

	Communications Equipment — 1.7%
2,210,000	InterDigital Inc., 2.000%, 06/01/24(a)	2,034,637

	Computer Software and Services — 19.6%
1,015,000	8x8 Inc., 0.500%, 02/01/24.	889,151
500,000	Bandwidth Inc., 0.250%, 03/01/26(a)	484,516
500,000	Blackline Inc., 0.125%, 08/01/24(a)	490,463
1,500,000	Boingo Wireless Inc., 1.000%, 10/01/23	1,340,258
1,205,000	Coupa Software Inc., 0.125%, 06/15/25(a)	1,334,388
1,500,000	CSG Systems International Inc., 4.250%, 03/15/36.	1,531,374
745,000	CyberArk Software Ltd., Zero Coupon, 11/15/24(a)	649,171
1,025,000	Everbridge Inc., 0.125%, 12/15/24(a)	1,165,297
1,500,000	Evolent Health Inc., 1.500%, 10/15/25	945,900
756,000	GDS Holdings Ltd., 2.000%, 06/01/25	982,661
435,000	i3 Verticals LLC, 1.000%, 02/15/25(a)	347,758
1,750,000	IAC Financeco 3 Inc., 2.000%, 01/15/30(a)	1,603,381
620,000	LivePerson Inc., 0.750%, 03/01/24(a)	571,427

Principal Amount		Market Value
$ 1,500,000	MercadoLibre Inc., 2.000%, 08/15/28	$1,959,375
315,000	Nice Systems Inc., 1.250%, 01/15/24	556,566
1,500,000	Okta Inc., 0.125%, 09/01/25(a)	1,439,063
251,000	Pegasystems Inc., 0.750%, 03/01/25(a)	220,606
1,515,000	Pluralsight Inc., 0.375%, 03/01/24(a)	1,121,479
1,565,000	Proofpoint Inc., 0.250%, 08/15/24(a)	1,473,056
1,000,000	PROS Holdings Inc., 1.000%, 05/15/24(a)	855,498
1,165,000	Q2 Holdings Inc., 0.750%, 06/01/26(a)	1,043,662
920,000	SailPoint Technologies Holding Inc., 0.125%, 09/15/24(a)	786,600
1,000,000	Splunk Inc., 1.125%, 09/15/25	1,107,500
750,000	Workiva Inc., 1.125%, 08/15/26(a)	600,884

		23,500,034

	Consumer Services — 1.7%
1,500,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	1,661,250
655,000	The Chefs’ Warehouse Inc., 1.875%, 12/01/24(a)	407,328

		2,068,578

	Diversified Industrial — 1.3%
600,000	Chart Industries Inc., 1.000%, 11/15/24(a)	471,914
1,000,000	KBR Inc., 2.500%, 11/01/23	1,038,763

		1,510,677

	Electronics — 1.5%
1,800,000	Knowles Corp., 3.250%, 11/01/21	1,857,375

	Energy and Utilities — 2.4%
1,500,000	Cheniere Energy Inc., 4.250%, 03/15/45	742,729
2,500,000	SunPower Corp., 4.000%, 01/15/23	2,123,960

		2,866,689

	Financial Services — 0.6%
955,000	GOL Equity Finance SA, 3.750%, 07/15/24(a)	356,334

1

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Financial Services (Continued)
$ 344,000	LendingTree Inc., 0.625%, 06/01/22	$377,488

		733,822

	Health Care — 14.0%
510,000	Aerie Pharmaceuticals Inc., 1.500%, 10/01/24(a)	458,728
215,000	Bridgebio Pharma Inc., 2.500%, 03/15/27(a)	206,153
1,000,000	Collegium Pharmaceutical Inc., 2.625%, 02/15/26	915,528
1,000,000	CONMED Corp., 2.625%, 02/01/24	930,663
495,000	DexCom Inc., 0.750%, 12/01/23	866,572
1,635,000	Exact Sciences Corp., 0.375%, 03/15/27	1,381,940
250,000	Inovio Pharmaceuticals Inc., 6.500%, 03/01/24	374,219
1,500,000	Insulet Corp., 0.375%, 09/01/26(a)	1,523,044
1,000,000	Integra LifeSciences Holdings Corp., 0.500%, 08/15/25(a)	888,582
800,000	Intercept Pharmaceuticals Inc., 2.000%, 05/15/26	692,632
750,000	Invacare Corp., 4.500%, 06/01/22	682,158
35,000	NanoString Technologies Inc., 2.625%, 03/01/25(a)	30,179
608,000	Neurocrine Biosciences Inc., 2.250%, 05/15/24	782,205
1,000,000	Pacira BioSciences Inc., 2.375%, 04/01/22	966,216
750,000	Paratek Pharmaceuticals Inc., 4.750%, 05/01/24	584,100
200,000	Repligen Corp., 0.375%, 07/15/24	211,683
750,000	Retrophin Inc., 2.500%, 09/15/25	592,048
1,250,000	Supernus Pharmaceuticals Inc., 0.625%, 04/01/23	1,009,974
1,110,000	Tabula Rasa HealthCare Inc., 1.750%, 02/15/26(a)	1,088,494

Principal Amount		Market Value
$ 900,000	Teladoc Health Inc., 1.375%, 05/15/25	$2,620,203

		16,805,321

	Real Estate Investment Trusts — 1.5%
2,000,000	Arbor Realty Trust Inc., 4.750%, 11/01/22(a)	1,750,089

	Semiconductors — 2.3%
1,947,000	Rambus Inc., 1.375%, 02/01/23	1,888,656
500,000	Teradyne Inc., 1.250%, 12/15/23	896,250

		2,784,906

	Telecommunications — 6.4%
100,000	Gogo Inc., 6.000%, 05/15/22	70,912
1,000,000	Harmonic Inc., 2.000%, 09/01/24(a)	984,535
	Infinera Corp.,
2,500,000	2.125%, 09/01/24	2,107,655
215,000	2.500%, 03/01/27(a)	196,696
700,000	Liberty Latin America Ltd., 2.000%, 07/15/24(a)	560,437
1,500,000	Lumentum Holdings Inc., Ser. QIB, 0.500%, 12/15/26(a)	1,530,000
435,000	PAR Technology Corp., 2.875%, 04/15/26(a)	319,737
500,000	Twilio Inc., 0.250%, 06/01/23	700,133
1,250,000	Vocera Communications Inc., 1.500%, 05/15/23	1,241,406

		7,711,511

	Transportation — 0.7%
1,000,000	Atlas Air Worldwide Holdings Inc., 1.875%, 06/01/24	827,500

	TOTAL CONVERTIBLE CORPORATE BONDS	72,064,613

Shares
	CONVERTIBLE PREFERRED STOCKS — 2.8%
	Real Estate Investment Trusts — 2.3%
21,700	QTS Realty Trust Inc., 6.500%, Ser. B	2,789,752

	Telecommunications — 0.5%
12,000	Cincinnati Bell Inc., 6.750%, Ser. B	528,600

	TOTAL CONVERTIBLE PREFERRED STOCKS	3,318,352

2

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	MANDATORY CONVERTIBLE SECURITIES (b) — 14.7%
	Consumer Products — 0.2%
3,650	Energizer Holdings Inc., 7.500%, Ser. A, 01/15/22	$247,835

	Diversified Industrial — 2.1%
11,000	Colfax Corp., 5.750%, 01/15/22	1,010,240
28,341	International Flavors & Fragrances Inc., 6.000%, 09/15/21	1,081,776
5,425	Stanley Black & Decker Inc., 5.250%, 11/15/22	379,533

		2,471,549

	Energy and Utilities — 6.4%
17,438	American Electric Power Co. Inc., 6.125%, 03/15/22	841,383
33,000	CenterPoint Energy Inc., 7.000%, Ser. B, 09/01/21	950,400
9,250	Dominion Energy Inc., 7.250%, Ser. A, 06/01/22	851,093
25,300	DTE Energy Co., 6.250%, 11/01/22	952,798
300	El Paso Energy Capital Trust I, 4.750%, 03/31/28	12,900
2,060	Essential Utilities Inc., 6.000%, 04/30/22	110,334
	NextEra Energy Inc.,
32,325	4.872%, 09/01/22	1,530,265
17,400	5.279%, 03/01/23	767,166
	Sempra Energy,
5,163	6.000%, Ser. A, 01/15/21	477,681
5,000	6.750%, Ser. B, 07/15/21	469,650
16,900	The Southern Co., 6.750%, 08/01/22	750,360

		7,714,030

	Equipment and Supplies — 0.7%
750	Danaher Corp., 4.750%, Ser. A, 04/15/22	774,863

	Financial Services — 0.8%
9,324	Assurant Inc., 6.500%, Ser. D, 03/15/21	992,819

	Health Care — 1.1%
12,060	Avantor Inc., 6.250%, Ser. A, 05/15/22	522,922

Shares		Market Value
19,990	Elanco Animal Health Inc., 5.000%, 02/01/23.	$822,389

		1,345,311

	Real Estate Investment Trusts — 1.8%
1,727	Crown Castle International Corp., 6.875%, Ser. A, 08/01/20	2,158,750

	Semiconductors — 1.6%
2,085	Broadcom Inc., 8.000%, Ser. A, 09/30/22	1,948,141

	TOTAL MANDATORY CONVERTIBLE SECURITIES	17,653,298

	COMMON STOCKS — 14.9%
	Automotive: Parts and Accessories — 0.3%
5,000	Genuine Parts Co.	336,650

	Building and Construction — 0.1%
4,000	Herc Holdings Inc.†	81,840

	Communications Equipment — 1.5%
8,113	American Tower Corp., REIT	1,766,606

	Computer Hardware — 0.3%
3,000	International Business Machines Corp.	332,790

	Computer Software and Services — 1.4%
8,987	Alibaba Group Holding Ltd., ADR†	1,747,792

	Consumer Products — 0.9%
20,000	Swedish Match AB	1,148,339

	Energy and Utilities — 1.6%
4,017	Bristow Group Inc.†(c)	146,098
515,000	Bristow Group Inc., Escrow†(c)	0
5,632	Bristow Group Inc., New York†(c)	204,836
1,000	Chevron Corp.	72,460
2,500	Royal Dutch Shell plc, Cl. A, ADR	87,225
30,000	Severn Trent plc	849,594
15,000	Tallgrass Energy LP, Cl. A	246,900
1,000,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(c)	0
20,000	The AES Corp.	272,000

		1,879,113

	Equipment and Supplies — 0.1%
5,500	Mueller Industries Inc.	131,670

	Financial Services — 3.4%
2,500	American Express Co.	214,025
3,000	American International Group Inc.	72,750
4,500	Bank of America Corp.	95,535
2,000	Citigroup Inc.	84,240
2,000	JPMorgan Chase & Co.	180,060
7,000	Julius Baer Group Ltd.	240,218

3

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
3,000	Morgan Stanley	$102,000
9,500	State Street Corp.	506,065
20,000	The Bank of New York Mellon Corp.	673,600
13,500	The PNC Financial Services Group Inc.	1,292,220
20,000	Wells Fargo & Co.	574,000

		4,034,713

	Food and Beverage — 0.5%
6,000	Maple Leaf Foods Inc.	108,804
2,020	Pernod Ricard SA	288,396
1,500	Remy Cointreau SA	164,856

		562,056

	Health Care — 1.8%
4,000	Bristol-Myers Squibb Co.	222,960
980,000	Elite Pharmaceuticals Inc.†	70,560
1,000	Johnson & Johnson	131,130
1,500	Merck & Co. Inc.	115,410
40,000	Roche Holding AG, ADR	1,622,800

		2,162,860

	Hotels and Gaming — 0.2%
5,300	Ryman Hospitality Properties Inc., REIT	190,005

	Retail — 0.2%
800	Costco Wholesale Corp.	228,104
5,000	Hertz Global Holdings Inc.†	30,900

		259,004

	Telecommunications — 1.0%
1,000	Swisscom AG	540,468
13,500	Verizon Communications Inc.	725,355

		1,265,823

	Transportation — 0.0%
1,000	GATX Corp.	62,560

Shares		Market Value
	Wireless Communications — 1.6%
22,566	T-Mobile US Inc.†	$1,893,287

	TOTAL COMMON STOCKS	17,855,108

	PREFERRED STOCKS — 0.0%
	Energy and Utilities — 0.0%
699	Bristow Group Inc., 10.00%(c)	25,423

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 7.5%
$8,970,000	U.S. Treasury Bills,
	0.019% to 1.633%††,
	04/16/20 to 09/10/20	8,968,871

	TOTAL INVESTMENTS — 100.0% (Cost $119,040,226)	$119,885,665

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

4